Filed Pursuant to Rule 497(k)

Registration No. 033-48220

GABELLI U.S. TREASURY MONEY MARKET FUND (the “Fund”)

Supplement dated January 29, 2024, to the Fund’s
Summary Prospectus (the “Summary Prospectus”) dated January 26, 2024

Effective February 2, 2024, Class AAA shares of the Fund will be renamed Class I shares. Accordingly, effective February 2, 2024, each instance of “Class AAA” in the Summary Prospectus is hereby deleted and replaced with “Class I.”

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE